16. FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Fair value measurements of financial assets measured at fair value on a recurring and nonrecurring basis

	Fair Value At September	Fair Value Hierarchy
	30, 2012	Level 1	Level 2	Level 3

Assets valued on a recurring basis:
Mortgage-backed securities:
Government National Mortgage Assoc.	$1,674	$-	$1,674	$-
Federal Home Loan Mortgage Corp.	2,169	-	2,169	-
Federal National Mortgage Assoc.	13,842	-	13,842	-
	17,685	-	17,685	-

CMOs:
Government National Mortgage Assoc.	1,788	-	1,788	-
Marketable equity securities	494	-	494	-
Total recurring	$19,967	$-	$19,967	$-

Assets valued on a non-recurring basis:
CMOs: Private label	$-	$-	$-	$-
Impaired loans	5,053	-	-	5,053
Other real estate owned	513	-	-	513
Total non-recurring	$5,566	$-	$-	$5,566

	Fair Value At September	Fair Value Hierarchy
	30, 2011	Level 1	Level 2	Level 3

Assets valued on a recurring basis:
Mortgage-backed securities:
Government National Mortgage Assoc.	$1,833	$-	$1,833	$-
Federal Home Loan Mortgage Corp.	3,434	-	3,434	-
Federal National Mortgage Assoc.	17,179	-	17,179	-
	22,446	-	22,446	-

CMOs:
Government National Mortgage Assoc.	2,183	-	2,183	-
Marketable equity securities	519	519	-	-
Total recurring	$25,148	$519	$24,629	$-

Assets valued on a non-recurring basis:
CMOs: Private label	$892	$-	$892	$-
Impaired loans	6,821	-	-	6,821
Other real estate owned	1,405	-	-	1,405
Total non-recurring	$9,118	$-	$892	$8,226

Quantitative Information about Level 3 Fair Value Measurements

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value	Valuation	Unobservable	Range
	Estimate	Techniques	Input
(In thousands)
September 30, 2012:
Impaired Loans	$5,053	Property appraisals	Management discount for property type and recent market volatility	5%-30% discount
Other real estate owned	$513	Property appraisals	Management discount for property type and recent market volatility	3%-61% discount

The estimated fair values of the Company's financial instruments

(In thousands)			Fair Value Measurements at September 30, 2012

	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Financial assets:			(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$37,300	$37,300	$37,300	$ -	$ -
Investment securities	86,780	88,357	494	87,863	-
FHLB stock	6,809	6,809	-	6,809	-
Accrued interest receivable	2,514	2,514	-	2,514	-
Life Insurance contracts	14,513	14,513	-	14,513	-
Loans receivable, net	665,842	665,384	-	-	665,384

Financial liabilities:
Deposits	617,722	621,676	$93,410	528,266	-
Advance from Federal Home Loan Bank	142,751	153,855	-	153,855	-
Accrued interest payable	370	370	-	370	-

	September 30, 2011
	Carrying	Estimated
	Amount	Fair Value
(In thousands)
Financial assets:
Cash and cash equivalents	$29,155	$29,155
Investment securities	105,746	108,007
FHLB stock	5,318	5,318
Accrued interest receivable	2,320	2,320
Life Insurance contracts	13,905	13,905
Loans receivable, net	600,271	629,541

Financial liabilities:
Deposits	598,582	603,251
Advances from Federal Home Loan Bank	108,183	116,879
Accrued interest payable	319	319